Impact of Adoption of IFRS 16 - Income Statement and Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 4,589	€ 4,529	[1]
Finance costs	(420)	(337)	[1]
Profit before taxation	4,354	4,329	[1]
Taxation	(1,145)	(1,100)	[1]
Net profit	3,209	3,229	[1]
Attributable to: Shareholder's equity	3,006	3,031	[1]
Net profit	3,209	3,229	[1]
Currency retranslation gains/(losses)	64	(755)	[1]
Total comprehensive income	3,639	2,648	[1]
Attributable to: Shareholder's equity	€ 3,423	2,463	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,474
Finance costs		(272)
Profit before taxation		4,339
Taxation		(1,102)
Net profit		3,237
Attributable to: Shareholder's equity		3,039
Net profit		3,237
Currency retranslation gains/(losses)		(767)
Total comprehensive income		2,644
Attributable to: Shareholder's equity		2,459
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		55
Finance costs		(65)
Profit before taxation		(10)
Taxation		2
Net profit		(8)
Attributable to: Shareholder's equity		(8)
Net profit		(8)
Currency retranslation gains/(losses)		12
Total comprehensive income		4
Attributable to: Shareholder's equity		€ 4

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.